RATE-REGULATED BUSINESSES - Narrative (Details) $ in Millions, $ in Billions		1 Months Ended		11 Months Ended	12 Months Ended
	Dec. 17, 2021 USD ($)	Apr. 30, 2020	Dec. 31, 2018	Nov. 30, 2018	Dec. 31, 2021	Dec. 31, 2019	Dec. 31, 2014 CAD ($)	Dec. 31, 2013 USD ($)
Columbia Gas Transmission
Public Utilities, General Disclosures [Line Items]
Maximum cost recovery and return on investment	$ 1.2							$ 2.6
Remaining Recovery/ Settlement Period (years)	4 years
NGTL System
Public Utilities, General Disclosures [Line Items]
Approved ROE on deemed common equity					10.10%	10.10%
Deemed common equity, percent					40.00%	40.00%
Canadian Mainline
Public Utilities, General Disclosures [Line Items]
Approved ROE on deemed common equity					10.10%		10.10%
Deemed common equity, percent					40.00%		40.00%
Unanimous negotiated settlement period		6 years					6 years
After-tax annual contribution to reduce revenue requirement							$ 20
Fixed toll term							6 years
Approved composite depreciation rate			3.90%	3.20%